LEASES (Details) $ in Thousands	Jun. 30, 2026 USD ($) [1]
Leases [Abstract]
The remainder of 2026	$ 13,181
2027	35,618
2028	42,129
2029	39,998
2030	39,657
Thereafter	110,022
Total undiscounted cash flows	280,605
Less: Imputed interest	(43,117)
Present value of lease liabilities	$ 237,488

[1]	The table above excludes the additional floors associated with the new lease in Israel discussed in Note 10.